UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-21172

DWS RREEF Real Estate Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2010 (Unaudited

DWS RREEF Real Estate Fund, Inc.

	Shares	Value ($)
Common Stocks 104.2%
Real Estate Investment Trusts (“REITs”) 104.2%
Apartments 15.8%
AvalonBay Communities, Inc.	45,400	3,920,290
BRE Properties, Inc.	88,900	3,178,175
Equity Residential	113,450	4,441,567

		11,540,032
Diversified 15.0%
Digital Realty Trust, Inc.	17,750	962,050
Duke Realty Corp.	318,400	3,948,160
Starwood Property Trust, Inc.	170,250	3,285,825
Washington Real Estate Investment Trust	89,350	2,729,643

		10,925,678
Health Care 18.6%
Cogdell Spencer, Inc.	213,150	1,577,310
HCP, Inc.	111,700	3,686,100
Health Care REIT, Inc.	45,450	2,055,704
LTC Properties, Inc.	38,250	1,035,045
Medical Properties Trust, Inc.	258,540	2,709,499
Senior Housing Properties Trust	114,150	2,528,422

		13,592,080
Hotels 6.9%
Canyon Ranch Holdings LLC (Units) (a)	230,400	1,555,200
Hospitality Properties Trust	144,750	3,466,763

		5,021,963
Industrial 10.6%
AMB Property Corp.	84,100	2,290,884
Liberty Property Trust	27,034	917,534
ProLogis	345,550	4,561,260

		7,769,678
Office 13.0%
BioMed Realty Trust, Inc.	121,500	2,009,610
Government Properties Income Trust	33,300	866,133
HRPT Properties Trust	493,521	3,839,593
Kilroy Realty Corp.	90,100	2,778,684

		9,494,020
Regional Malls 7.3%
Simon Property Group, Inc.	63,860	5,357,854
Shopping Centers 12.1%
Inland Real Estate Corp.	333,750	3,053,812
Ramco-Gershenson Properties Trust	48,250	543,295
Regency Centers Corp.	75,550	2,830,859
Weingarten Realty Investors	110,950	2,392,082

		8,820,048
Storage 4.9%
Sovran Self Storage, Inc.	103,488	3,607,592

Total Common Stocks (Cost $60,679,484)		76,128,945
Preferred Stocks 3.7%
Real Estate Investment Trusts 3.7%
Apartments 0.1%
Associated Estates Realty Corp., Series II, 8.7%	3,500	85,750
Shopping Centers 3.6%
Urstadt Biddle Properties, Inc., Series C, 8.5%	25,700	2,601,323

Total Preferred Stocks (Cost $2,649,887)		2,687,073
Cash Equivalents 21.8%
Central Cash Management Fund, 0.16% (b) (Cost $15,918,072)	15,918,072	15,918,072

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $79,247,443) †	129.7	94,734,090
Other Assets and Liabilities, Net	0.4	318,131
Preferred Stock, at Liquidation Value	(30.1)	(22,000,000)

Net Assets Applicable to Common Shareholders	100.0	73,052,221

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $79,737,634.  At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $14,996,456.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,130,676 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,134,220.

(a)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Canyon Ranch Holdings LLC	January 2005	5,760,000	1,555,200	2.1

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment in Subsidiary

The Fund invests a portion of its assets in a wholly owned subsidiary organized as a corporation under the laws of the State of Delaware (the "Subsidiary"). As of March 31, 2010, the Fund’s Subsidiary only holds limited liability company units of Canyon Ranch Holdings LLC. As of March 31, 2010, the Fund held $1,555,200 in the Subsidiary, representing 2.1% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks
Apartments	$11,625,782	$—	$—	$11,625,782
Diversified	10,925,678	—	—	10,925,678
Health Care	13,592,080	—	—	13,592,080
Hotels	3,466,763	—	1,555,200	5,021,963
Industrial	7,769,678	—	—	7,769,678
Office	9,494,020	—	—	9,494,020
Regional Malls	5,357,854	—	—	5,357,854
Shopping Centers	11,421,371	—	—	11,421,371
Storage	3,607,592	—	—	3,607,592
Short-Term Investments	15,918,072	—	—	15,918,072
Total	$93,178,890	$—	$1,555,200	$94,734,090

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock
Balance as of December 31, 2009	$744,192
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	811,008
Amortization premium/discount	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2010	$1,555,200
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$811,008

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010